Financial Instruments and Risk Management - Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest [Abstract]
Net debt/(Net cash)	RM (2,670,486)	$ (657,998)	RM 2,298,706
Total equity	102,011,998	25,135,395	17,384,201	$ 4,283,405	RM 10,218,691	RM 7,891,743
Total capital	RM 99,341,512	$ 24,477,397	RM 19,682,907
Gearing ratio	(2.69%)	(2.69%)	11.68%	11.68%